CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended									12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Revenues:
Oil and gas sales	$ 866,702				$ 1,003,660					$ 3,843,420	$ 6,939,999	$ 6,133,299
Total revenues	866,702	831,404	968,980	1,039,376	1,003,660	946,679	1,273,919	3,303,365	1,416,036	3,843,420	6,939,999	6,133,299
Costs and expenses:
Oil and gas production, operating and development costs	315,628				799,528					1,872,186	1,972,223	1,857,528
General and administrative expenses	1,207,827				529,947					2,332,946	3,572,260	3,156,860
Depreciation, depletion and non-loan-related amortization	691,853				953,490					3,248,260	6,090,529	3,707,255
Total operating costs and expenses	2,215,308				2,282,965					7,453,392	11,635,012	8,721,643
Operating income (loss)	(1,348,606)				(1,279,305)					(3,609,972)	(4,695,013)	(2,588,344)
Non-operating income (expense):
Other income	9				19					666,270	2,927	8,098
Interest expense, including amortization of loan discount	(1,260,659)				(483,599)					(2,470,516)	(7,729,992)	(7,648,622)
Total non-operating income (expense)	(1,260,650)				(483,580)					(2,324,246)	(7,795,619)	(7,700,892)
Loss before income taxes	(2,609,256)	(1,543,350)	(2,188,397)	(439,586)	(1,762,885)	(3,650,314)	(3,580,358)	(2,661,177)	(2,598,783)	(5,934,218)	(12,490,632)	(10,289,236)
Net loss	(2,609,256)	(1,543,350)	(2,188,397)	(439,586)	(1,762,885)	(3,650,314)	(3,580,358)	(2,661,177)	(2,598,783)	(5,934,218)	(12,490,632)	(10,289,236)
Dividends on preferred shares	(243,000)				(224,400)					(917,300)	(874,239)	(860,755)
Net loss available to common shareholders	$ (2,852,256)	$ (1,778,850)	$ (2,416,897)	$ (668,486)	$ (1,987,285)	$ (3,867,413)	$ (3,797,413)	$ (2,881,219)	$ (2,818,825)	$ (6,851,518)	$ (13,364,871)	$ (11,149,991)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.05)	$ (0.04)	$ (0.03)	$ (0.09)	$ (0.17)	$ (0.15)
Weighted average common shares outstanding (in shares)	77,431,832	77,360,908	77,265,047	77,215,908	77,215,908	77,215,908	77,193,930	76,815,908	76,815,908	77,263,381	77,009,351	76,048,925